Segment Reporting – Significant Expense Disclosure (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Titan Pharmaceuticals Inc [Member]
Schedule of Segment Reporting Significant Expense

Amounts incurred for the above-identified expenses for the three and nine months ended September 30, 2025 and 2024 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of U.S. dollars)	2025	2024	2025	2024
Salaries and employee compensation benefits	$15	$-	$45	$1,505
Professional fees	404	499	1,087	1,223
Insurance expenses	110	121	328	368
Board of directors’ fees	49	52	128	417
Total	$578	$672	$1,588	$3,513

Amounts incurred for the above-identified expenses for the years ended December 31, 2024 and 2023 were as follows:

(in thousands of U.S. dollars)	2024	2023
Research and development costs	$-	$1,913
General and Administrative: Salaries and employee compensation and benefits	1,505	2,709
General and Administrative: Professional fees	1,628	1,538
General and Administrative: Insurance expenses	485	580
General and Administrative: Board of directors’ fees	457	476
Total	$4,075	$7,216